Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Clockwise Core Equity & Innovation ETF (Ticker: TIME)

listed on NYSE Arca, Inc.

August 14, 2025

Supplement to the

Statement of Additional Information,

dated December 23, 2024

Effective immediately, the first sentence of the section titled “Inverse (short) ETFs and Leveraged ETFs” is deleted and replaced with the following sentence:

The Fund may invest in inverse ETFs and leveraged ETFs.

Please retain this Supplement for future reference.